Commitments - Summary of Amounts Recognized In The Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments [Abstract]
Right-of-use assets	$ 18,122	$ 12,624
Depreciation of right-of-use assets	(2,833)	(4,469)
Right-of-use assets	15,289	8,155
Lease liabilities (current)	2,243	951
Lease liabilities (non-current)	13,851	6,913
Lease liabilities	$ 16,094	$ 7,864